FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2014	2015
	RMB	RMB	US$ Note 3

ASSETS
Current assets:
Cash and cash equivalents	144,814	254,213	39,244
Prepayments and other current assets	823	7,180	1,108
Amounts due from subsidiaries and VIE	535,852	764,883	118,079
Total current assets	681,489	1,026,276	158,431

Investments in subsidiaries and VIE	(194,926)	218,147	33,676
Investments in cost method investees other than subsidiaries and VIE	-	6,682	1,032
TOTAL ASSETS	486,563	1,251,105	193,139
LIABILITIES
Current liabilities:
Other current liabilities	38	9,165	1,417
Amounts due to related parties	7,469	7,469	1,153
Total current liabilities	7,507	16,634	2,570
TOTAL LIABILITIES	7,507	16,634	2,570

Convertible redeemable preferred shares:
Series A convertible redeemable preferred shares (US$0.0001 par value; 19,622,241 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB55,924 as of December 31, 2014; liquidation value of RMB49,098 as of December 31, 2014)	55,924	-	-
Series B convertible redeemable preferred shares (US$0.0001 par value; 26,532,203 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB202,125 as of December 31, 2014; liquidation value of RMB198,088 as of December 31, 2014)	202,125	-	-
Series C1 convertible redeemable preferred shares (US$0.0001 par value; 29,056,332 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB355,176 as of December 31, 2014; liquidation value of RMB403,417 as of December 31, 2014)	355,176	-	-
Series C2 convertible redeemable preferred shares (US$0.0001 par value; 1,925,063 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB21,715 as of December 31, 2014; liquidation value of RMB31,445 as of December 31, 2014)	37,630	-	-
Series D convertible redeemable preferred shares (US$0.0001 par value; 7,504,324 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB150,430 as of December 31, 2014; liquidation value of RMB220,689 as of December 31, 2014)	150,430	-	-

SHAREHOLDERS' EQUITY(DEFICIT)
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 28,058,820 and 151,471,369 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	17	93	14
Additional paid-in capital	3,755	1,535,665	237,066
Subscription receivable	—	—	—
Accumulated deficits	(327,205)	(320,499)	(49,477)
Accumulated other comprehensive income	1,204	19,212	2,966
Total shareholders' equity(deficit)	(322,229)	1,234,471	190,569
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY(DEFICIT)	486,563	1,251,105	193,139

Condensed Income Statement

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(All amounts in thousands, except for share and per share data)

		For year ended December 31,
	From Date of Inception to December 31, 2013	2014	2015
	RMB	RMB	RMB	US$ Note 3
Operating expenses:
General and administrative	-	(66)	(3,126)	(483)
Other operating income	-	-	1,399	216
Total operating expenses	-	(66)	(1,727)	(267)
Loss from operations	-	(66)	(1,727)	(267)
Interest income	-	-	1,175	182
Exchange loss	-	(2,414)	(471)	(73)
Equity in income (loss) of subsidiaries and VIE	(1,242)	(57,334)	23,644	3,651
Net income (loss)	(1,242)	(59,814)	22,621	3,493

Deemed dividend from issuance of convertible redeemable preferred shares	-	(16,666)	-	-
Change in redemption value of convertible redeemable preferred shares	(1,058)	(79,169)	(25,332)	(3,911)
Net loss attributable to ordinary shareholders	(2,300)	(155,649)	(2,711)	(418)

Net income (loss)	(1,242)	(59,814)	22,621	3,493

Foreign currency translation adjustment	(45)	1,249	18,008	2,780
Comprehensive income (loss)	(1,287)	(58,565)	40,629	6,273

Condensed Cash Flow Statement

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

-

		For year ended December 31,
	From Date of Inception to December 31, 2013	2014	2015
	RMB	RMB	RMB	US$ Note 3
Cash flows from operating activities:
Net (loss) income	(1,242)	(59,814)	22,621	3,493
Adjustments to reconcile net loss to net cash used by operating activities:
Exchange loss	-	2,414	471	73
Equity in loss (income) of subsidiaries and VIE	1,242	57,334	(23,644)	(3,651)
Changes in other current liabilities	-	38	9,127	1,409
Net cash used in operating activities	-	(28)	8,575	1,324

Cash flows from investing activities:
Advances to subsidiaries and VIE	-	(5,932)	(229,031)	(35,357)
Investment in a cost method investee	-	-	(6,682)	(1,032)
Investments in subsidiaries	-	-	(366,234)	(56,536)
Net cash used in investing activities	-	(5,932)	(601,947)	(92,925)

Cash flows from financing activities:
Proceeds from amounts due to related parties	-	68,941	-	-
Repayment of amounts due to related parties	-	(61,472)	-	-
Proceeds from shareholders' payment for ordinary shares	-	17	-	-
Proceeds from issuance of Series D convertible redeemable preferred shares, net	-	145,746	-	-
Proceeds from issuance of ordinary shares upon initial public offering, net	-	-	707,061	109,151
Proceeds from exercises of share options	-	-	11	2
Payment for ordinary shares repurchase	-	-	(13,958)	(2,155)
Advances for ordinary shares repurchase	-	-	(5,521)	(852)
Payment of initial public offering costs	-	(823)	-	-
Net cash provided by financing activities	-	152,409	687,593	106,146

Net increase in cash and cash equivalents	-	146,449	94,221	14,545
Cash and cash equivalents, beginning of year	-	—	144,814	22,355
Effect of exchange rate changes on cash and cash equivalents	-	(1,635)	15,178	2,344
Cash and cash equivalents, end of year	-	144,814	254,213	39,244